FINANCIAL ASSETS AND LIABILITIES - Forward Freight Agreements (Details)	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of forward freight agreements derivatives acquired upon merger		1
Number of forward freight agreements at reporting date	1		0